Cover	Jul. 21, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-32384
Entity Registrant Name	MACQUARIE INFRASTRUCTURE HOLDINGS, LLC
Entity Central Index Key	0001845290
Entity Tax Identification Number	86-2708886
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	521-5097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	MIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	125 West 55th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019